Average Annual Total Returns			12 Months Ended	60 Months Ended	96 Months Ended	120 Months Ended	180 Months Ended	238 Months Ended	267 Months Ended
		Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [1]
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			7.30%	(0.36%)	1.78%	2.01%		3.26%	3.27%
Bloomberg U.S. Credit Baa Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Credit Baa Bond Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			8.20%	0.35%		3.85%			4.78%
Bloomberg U.S. MBS Fixed Rate Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. MBS Fixed Rate Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			8.58%	0.15%		1.59%		3.09%
Bloomberg U.S. Corporate High Yield Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. High Yield Corporate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			8.62%	4.51%	5.16%
ICE BofA 1-Year U.S. Treasury Note Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[2]	ICE BofA 1-Year U.S. Treasury Note Index (1)(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[2]		4.15%	2.48%		2.03%
PIA BBB Bond Fund Managed Account Completion Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			8.13%	0.05%		3.61%			4.37%
Performance Inception Date		Sep. 25, 2003
PIA BBB Bond Fund Managed Account Completion Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			6.36%	(1.39%)		2.04%			2.54%
PIA BBB Bond Fund Managed Account Completion Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			4.78%	(0.60%)		2.09%			2.66%
PIA MBS Bond Fund Managed Account Completion Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			7.82%	0.01%		1.45%		2.95%
Performance Inception Date		Feb. 28, 2006
PIA MBS Bond Fund Managed Account Completion Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			6.02%	(1.20%)		0.27%		1.50%
PIA MBS Bond Fund Managed Account Completion Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return after Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			4.60%	(0.52%)		0.59%		1.70%
PIA High Yield (MACS) Fund Managed Account Completion Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			2.34%	5.08%	5.47%
Performance Inception Date		Dec. 26, 2017
PIA High Yield (MACS) Fund Managed Account Completion Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			(1.28%)	1.51%	2.14%
PIA High Yield (MACS) Fund Managed Account Completion Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			1.35%	2.30%	2.69%
PIA Short-Term Securities Fund Advisor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			5.09%	2.94%		2.33%
PIA Short-Term Securities Fund Advisor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			3.15%	1.68%		1.40%
PIA Short-Term Securities Fund Advisor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			2.99%	1.70%		1.38%
Institutional Class Prospectus | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			7.30%	(0.36%)		2.01%	2.42%
Institutional Class Prospectus | Bloomberg U.S. High Yield Corporate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. High Yield Corporate Bond Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			8.62%	4.51%		6.53%	6.03%
Institutional Class Prospectus | PIA High Yield Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[3]	Return before Taxes
Average Annual Return, Percent	[3]		1.82%	4.54%		6.06%	5.79%
Performance Inception Date	[3]	Dec. 31, 2010
Institutional Class Prospectus | PIA High Yield Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[3]	Return after Taxes on Distributions
Average Annual Return, Percent	[3]		(1.52%)	1.41%		3.06%	2.94%
Institutional Class Prospectus | PIA High Yield Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[3]	Return after Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[3]		1.05%	2.08%		3.32%	3.19%
Class A Prospectus | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			7.30%	(0.36%)		2.01%	2.42%
Class A Prospectus | Bloomberg U.S. High Yield Corporate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. High Yield Corporate Bond Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			8.62%	4.51%		6.53%	6.03%
Class A Prospectus | PIA High Yield Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[4]	Return before Taxes
Average Annual Return, Percent	[4]		1.82%	4.54%		6.06%	5.79%
Performance Inception Date	[4]	Dec. 31, 2010
Class A Prospectus | PIA High Yield Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[4]	Return after Taxes on Distributions
Average Annual Return, Percent	[4]		(1.52%)	1.41%		3.06%	2.94%
Class A Prospectus | PIA High Yield Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[4]	Return after Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[4]		1.05%	2.08%		3.32%	3.19%

[1]	The BBB Bond Fund was invested primarily in U.S. Treasury securities on the inception date in September 2003 until mid-January 2004 when the Adviser’s clients commenced investing in the Fund and the Fund began pursuing fully its investment strategy. Therefore, performance prior to this time is not fully reflective of the Fund’s investment strategy.
[2]	In previous years, the Fund utilized the same benchmark “without transactions costs.” Going forward, the Fund will compare its returns to the index “with transactions costs.” Index returns include transactions costs, which may be higher or lower than the actual transaction costs incurred by the Fund.
[3]	The former Investor Class shares were re-designated as Institutional Class shares at the close of business on December 31, 2014. Performance shown prior to January 1, 2015 reflects the performance of the former Investor Class and includes expenses that are not applicable to and are higher than those of the Institutional Class.
[4]	The former Investor Class shares were re-designated as Institutional Class shares at the close of business on December 31, 2014. Performance shown prior to January 1, 2015 of the Institutional Class reflects the performance of the former Investor Class and includes expenses that are not applicable to and are higher than those of the Institutional Class. Both the Institutional Class and Class A shares of the Fund are invested in the same portfolio of securities. Annual returns will differ only to the extent the expenses of the classes differ. Class A shares may have higher expenses and thus returns would be lower than those shown in the table.